UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-05296

Exact name of registrant as specified in charter:	High Yield Income Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	8/31/2006

Date of reporting period:	11/30/2005

Item 1. Schedule of Investments [INSERT REPORT]

THE HIGH YIELD INCOME FUND, INC.

Schedule of Investments

November 30, 2005 (Unaudited)

Principal Amount (000)			Moody’s Ratings	Interest Rate	Maturity Date	Value
		LONG-TERM INVESTMENTS 130.2%
		CORPORATE BONDS 126.4%
		Aerospace/Defense 3.9%
		Alliant Techsystems, Inc.,
$200		Sr. Sub. Notes	B2	8.50%	5/15/11	$210,000
55		Argo-Tech Corp., Sr. Notes	NR	9.25	6/01/11	56,787
		BE Aerospace, Inc.,
50		Sr. Sub. Notes, Ser. B	Caa2	8.00	3/01/08	50,063
235		Sr. Sub. Notes, Ser. B	Caa2	8.875	5/01/11	247,338
		Esterline Technologies Corp.,
300		Sr. Sub Notes	B1	7.75	6/15/13	313,500
150		K&F Acquisition, Inc., Sr. Sub. Notes	Caa1	7.75	11/15/14	151,125
		L-3 Communications Corp.,
500		Sr. Sub. Notes	Ba3	7.625	6/15/12	525,000
300	(h)	Moog Inc., Sr. Sub. Notes	Ba3	6.25	1/15/15	296,250
300		Sequa Corp., Sr. Notes, Ser, B	B1	8.875	4/01/08	312,000
		Standard Aerospace Holdings, Inc., Sr.
125		Sub. Notes	Caa1	8.25	9/01/14	103,750
180		TransDigm, Inc., Sr. Sub, Notes	B3	8.375	7/15/11	186,300

						2,452,113

		Airlines 0.4%
125		AMR Corp., Deb.	Caa2	10.00	4/15/21	82,500
100		M.T.N., Ser. B	NR	10.40	3/10/11	74,500
97		Continental Airlines, Inc., Pass thru Certs., Ser. 1998-1, Class B	Ba2	6.748	3/15/17	82,419

						239,419

		Automotive 8.3%
495		ArvinMeritor, Inc., Notes	Ba2	8.75	3/01/12	462,825
125		Dana Corp., Notes	Ba2	6.50	3/01/09	100,000
815		Ford Motor Credit Co., Notes	Baa3	7.875	6/15/10	763,820
		General Motors Acceptance Corp.,
900		Notes	Ba1	6.75	1/15/06	896,952
350		Notes	Ba1	6.125	9/15/06	337,646
450		Notes	Ba1	6.875	9/15/11	406,587
550		Notes	Ba1	6.875	8/28/12	498,033
435		Notes	Ba1	6.75	12/01/14	394,660
		Goodyear Tire & Rubber Co.,
150	(h)	Sr. Notes	B3	9.00	7/01/15	146,625
155		Lear Corp., Sr. Notes, Ser. B	Ba2	8.11	5/15/09	146,213
120		Navistar International Corp., Sr. Notes	Ba3	7.50	6/15/11	115,800

175		Tenneco Automotive, Inc., Sr. Sub Notes	B3	8.625	11/15/14	163,406
276		TRW Automotive, Inc., Sr. Notes	Ba3	9.375	2/15/13	297,390
50		Sr. Sub. Notes	B1	11.00	2/15/13	55,875
250		Visteon Corp., Sr. Notes	B3	8.25	8/01/10	217,500
305		Sr. Notes	B3	7.00	3/10/14	245,144

						5,248,476

		Banking 0.7%
		Halyk Savings Bank Kazahstan,
100	(c)(h)	Notes (Kazahstan)	Baa2	8.125	10/07/09	106,250
		Kazkommerts International BV,
205	(c)(h)	Gtd. Notes (Netherlands)	Baa2	8.50	4/16/13	217,300
105	(c)(h)	Notes (Netherlands)	Baa2	7.00	11/03/09	106,444

						429,994

		Building Materials & Construction 2.7%
110		Beazer Homes USA, Inc., Sr. Notes	Ba1	8.625	5/15/11	114,400
375		D.R. Horton, Inc., Sr. Notes	Baa3	8.00	2/01/09	399,980
		Goodman Global Holdings Co., Inc.,
200	(h)	Sr. Notes	B3	6.41	6/15/12	198,000
150		KB HOME Notes	Ba1	6.375	8/15/11	148,568
160		Sr. Sub. Notes	Ba2	8.625	12/15/08	169,155
300		Nortek, Inc., Sr. Sub. Notes	Caa1	8.50	9/01/14	288,000
425		Standard Pacific Corp., Sr. Notes	Ba2	6.50	8/15/10	405,875

						1,723,978

		Cable 3.4%
25		Cablevision Systems Corp., Sr. Notes	B3	8.00	4/15/12	23,875
		Callahan Nordrhein-Westfalen, (Germany),
500	(a)(c)(f)	Sr. Disc. Notes	NR	Zero	7/15/10	45,000
		Charter Communications Operating LLC,
100	(h)	Sr. Notes	B2	8.375	4/30/14	99,500
		Charter Communications Holdings II,
325		Sr. Notes	Caa1	10.25	9/15/10	323,375
		Charter Communications Holdings LLC,
500	(h)	Gtd. Notes	Ca	Zero	5/15/14	302,500
99	(h)	Gtd. Notes	Ca	10.00	5/15/14	60,885
198	(h)	Gtd. Notes	Ca	11.125	1/15/14	125,730
400	(h)	Sec’d. Notes	Caa3	11.00	10/01/15	343,000
		Charter Communications Holdings,
100		Sr. Notes	Ca	10.75	10/01/09	81,500
350		CSC Holdings, Inc., Sr. Notes	B1	7.875	12/15/07	357,000
75		Sr. Notes, Ser. B	B1	8.125	7/15/09	75,938
25		Debs.	B1	7.625	7/15/18	23,750
		Kabel Deutschland GmbH,
200	(c)(h)	Sr. Notes (Germany)	B2	10.625	7/01/14	215,000
100	(h)	Videotron Ltee, Notes	Ba3	6.375	12/15/15	99,125

						2,176,178

		Capital Goods 6.3%
135		ALH Finance LLC, Sr. Sub. Notes	B3	8.50	1/15/13	125,550
		Allied Waste North America, Inc.,
167		Gtd. Notes, Ser. B	B2	9.25	9/01/12	181,613
450		Sec’d. Notes, Ser. B	B2	5.75	2/15/11	428,625
135		Sr. Notes, Ser. B	B2	8.50	12/01/08	142,088
95	(h)	Sr. Notes	B2	7.25	3/15/15	96,662
350		Blount, Inc., Sr. Sub Notes	B3	8.875	8/01/12	363,125
200		Case New Holland, Inc., Sr. Notes	Ba3	9.25	8/01/11	212,000
		Columbus McKinnon Corp.,
135	(h)	Sr. Sub. Notes	B3	8.875	11/01/13	138,038
		Great Lakes Dredge & Dock Corp.,
25		Sr. Sub. Notes, Ser. B	Caa3	7.75	12/15/13	22,062
		Invensys PLC, Sr. Notes
115	(c)(h)	(United Kingdom)	B3	9.875	3/15/11	112,700
		Johnson Diversey Holdings, Inc.,
215		Sr. Disc. Notes, Zero Coupon (Until 5/15/07)	Caa1	Zero	5/15/13	162,325
		Manitowoc Co., Inc., (The),
260		Sr. Sub. Notes	B2	10.50	8/01/12	289,900
115		Mueller Group, Inc., Sr. Sub. Notes	Caa1	10.00	5/01/12	121,325
225		Rexnord Corp., Sr. Sub. Notes	B3	10.125	12/15/12	243,000
150	(c)	Stena AB, (Sweden) Sr. Notes	Ba3	9.625	12/01/12	163,500
275	(c)	Sr. Notes	Ba3	7.50	11/01/13	264,688
275	(h)	Terex Corp., Sr. Sub. Notes	Caa1	7.375	1/15/14	274,312
240		Sr. Sub., Ser. B	Caa1	10.375	4/01/11	255,600
50		Sr. Sub. Notes	Caa1	9.25	7/15/11	53,500
		Tyco Int’l. Group S.A.,
40	(c)(h)	Gtd. Notes (Luxembourg)	Baa3	3.125	1/15/23	53,950
		United Rentals North America, Inc., Sr.
275		Sub. Notes	Caa1	7.75	11/15/13	264,687

						3,969,250

		Chemicals 13.7%
325	(h)(i)	BCI Financial Corp., Sr. Sec’d. Notes	B3	9.65	7/15/10	330,281
		Borden U.S. Finance Corp.,
500	(h)(i)	Sr. Sec’d. Notes	B3	8.90	7/15/10	501,875
140	(f)	Equistar Chemical Funding LP, Notes	BB-(d)	6.50	2/15/06	140,000
215		Sr. Notes	B2	10.125	9/01/08	233,544
85		Sr. Notes	B2	10.625	5/01/11	93,712
300		Hercules, Inc., Deb.	Ba1	6.60	8/01/27	306,000
		Huntsman Advanced Materials, Inc.,
360		Sec’d. Notes, Ser, L	Ba3	11.00	7/15/10	411,300
		Huntsman ICI Chemicals, LLC,
42		Sr. Notes	B3	10.125	7/01/09	43,260
		Huntsman International LLC,
680		Sr. Notes	B2	9.875	3/01/09	714,850
611		Huntsman LLC, Sr. Sec’d. Notes	Ba3	11.625	10/15/10	694,249
300		IMC Global, Inc., Debs.	B1	6.875	7/15/07	304,500
100		Notes, Ser. B	Ba3	10.875	6/01/08	110,750
300		Gtd. Notes, Ser. B	Ba3	11.25	6/01/11	325,500
300		Sr. Notes	Ba3	10.875	8/01/13	346,500
485		ISP Chemco, Inc., Notes, Ser. B	B1	10.25	7/01/11	516,525
355		Koppers, Inc., Sr. Sec’d. Notes	B2	9.875	10/15/13	385,175
850		Lyondell Chemical Co., Sr. Sec’d. Notes	B1	9.50	12/15/08	890,375

224		Sr. Sec’d. Notes	B1	10.50	6/01/13	254,520
140		Nalco Co., Sr. Notes	B2	7.75	11/15/11	143,850
235		Sr. Sub. Notes	Caa1	8.875	11/15/13	243,812
170	(h)	Nell AF SARL, Sr. Notes (Luxembourg)	B2	8.375	8/15/15	166,600
		Nova Chemicals Corp.,
700	(h)	Sr. Notes	Ba2	7.5612	11/15/13	714,000
275	(h)	PQ Corp., Gtd. Notes	B3	7.50	2/15/13	253,000
125	(c)	Rhodia SA, (France) Sr. Notes	B3	10.25	6/01/10	137,187
140	(c)	Sr. Sub. Notes	Caa1	8.875	6/01/11	142,100
		Rockwood Specialties, Inc.,
110		Sr. Sub. Notes	B3	10.625	5/15/11	119,075
140		Westlake Chemical Corp., Sr. Notes	Ba2	8.75	7/15/11	148,750

						8,671,290

		Consumer 2.4%
114		Coinmach Corp., Sr. Notes	B3	9.00	2/01/10	119,558
175	(h)	Dycom Industries Inc., Notes	Ba3	8.125	10/15/15	175,000
90		K2, Inc., Sr. Notes	Ba3	7.375	7/01/14	88,875
200		Levi Strauss & Co., Sr. Notes	Caa2	12.25	12/15/12	223,500
150	(h)	Mac-Gray Corp., Sr. Notes	B1	7.625	8/15/15	152,625
200		Playtex Products Inc., Gtd. Notes	Caa2	9.375	6/01/11	210,750
225		Propex Fabrics, Inc., Sr. Notes	Caa1	10.00	12/01/12	195,469
125		Service Corp. International, Inc., Notes	Ba3	6.50	3/15/08	126,562
235		Sr. Notes	Ba3	6.00	12/15/05	235,000

						1,527,339

		Electric 10.8%
		AES Corp.,
75		Sr. Notes	B1	9.50	6/01/09	80,813
700		Sr. Notes	B1	9.375	9/15/10	761,250
90	(h)	Sr. Notes	Ba3	8.75	5/15/13	97,875
209		AES Eastern Energy LP, Pass-Through Cert., Ser. 1999-A	Ba1	9.00	1/02/17	236,830
		Allegheny Energy Supply Co.,
210	(h)	LLC, Notes	Ba3	8.25	4/15/12	236,250
195		Aquila, Inc., Sr. Notes	B2	9.95	2/01/11	215,475
285	(h)	Calpine Corp., Sr. Sec’d. Notes	D(d)	8.75	7/15/13	213,750
120		CMS Energy Corp., Sr. Notes	B1	7.50	1/15/09	122,700
50		Dynegy Holdings, Inc., Deb.	Caa2	7.125	5/15/18	44,375
75		Deb.	Caa2	7.625	10/15/26	66,750
75		Sr. Notes	Caa2	6.875	4/01/11	72,937
20	(h)	Sr. Notes	B3	9.875	7/15/10	21,850
340	(h)	Sr. Notes	B3	10.125	7/15/13	380,800
275		Edison Mission Energy, Sr. Notes	B1	7.73	6/15/09	283,938
		Empresa Nacional de Electricidad,
670	(c)	Notes (Chile)	Ba1	8.35	8/01/13	760,682
141		Homer City Funding LLC, Sr. Notes	Ba2	8.137	10/01/19	155,805
225		Midland Funding Corp., Debs., Ser. B	B1	13.25	7/23/06	234,672
		Midwest Generation LLC,
195	(f)	Pass-thru Certs., Ser. A	B1	8.30	7/02/09	202,800
38		Pass-thru Certs., Ser. B	B1	8.56	1/02/16	41,252
325		Sr. Sec’d. Notes	B1	8.75	5/01/34	358,313

75	(a)(h)	Mirant Corp., Sr. Notes	NR	7.40	7/15/04	90,375
		Mission Energy Holdings Co.,
75		Sr. Sec’d. Notes	B2	13.50	7/15/08	87,187
		Nevada Power Co.,
10		Gen. Ref. Mtge., Notes, Ser. E	Ba1	10.875	10/15/09	10,950
130		Gen. Ref. Mtge., Notes, Ser. I	Ba1	6.50	4/15/12	132,925
		NoteCo Ltd., Notes, Ser. B
GBP 7	(a)(i)	F.R.N. (United Kingdom)	NR	6.6725	6/30/25	15,455
$361		NRG Energy, Inc., Sr. Sec’d. Notes	B1	8.00	12/15/13	396,198
370		Orion Power Holdings, Inc., Sr. Notes	B2	12.00	5/01/10	421,800
400		Reliant Resources, Inc., Sr. Sec’d. Notes	B1	9.50	7/15/13	408,000
		Sierra Pacific Resources,
95		Sr. Notes	B1	8.625	3/15/14	103,787
400		TECO Energy, Inc., Sr. Notes	Ba2	7.50	6/15/10	425,000
		UtiliCorp Canada Finance Corp.,
115	(c)	(Canada) Gtd. Notes	B2	7.75	6/15/11	117,875

						6,798,669

		Energy – Other 4.9%
		Chesapeake Energy Corp.,
150		Sr. Notes	Ba2	7.00	8/15/14	155,250
200		Sr. Notes	Ba2	6.375	6/15/15	196,000
200		Sr. Notes	Ba2	6.875	1/15/16	201,000
75		Gtd. Notes	Ba2	6.25	1/15/18	71,813
		Compton Petroleum Corp.,
100	(h)	Sr. Notes	B2	7.625	12/01/13	101,500
		Encore Acquisition Co.,
75		Sr. Sub. Notes	B2	6.25	4/15/14	71,437
100		Forest Oil Corp., Sr. Notes	Ba3	8.00	6/15/08	104,750
95		Sr. Notes	Ba3	8.00	12/15/11	104,500
		Hanover Equipment Trust,
43		Sr. Sec’d. Notes, Ser. A	B2	8.50	9/01/08	44,505
125		Sr. Sec’d. Notes, Ser. B	B2	8.75	9/01/11	131,875
		Houston Exploration Co.,
100		Sr. Sub. Notes	B2	7.00	6/15/13	97,500
50		Kerr-McGee Corp., Sec’d. Notes	Ba3	6.95	7/01/24	52,062
		Magnum Hunter Resources, Inc.,
23		Sr. Notes	Ba3	9.60	3/15/12	24,897
		Newfield Exploration Co.,
100		Sr. Sub. Notes	Ba3	8.375	8/15/12	106,750
75		Sr. Sub. Notes	Ba3	6.625	9/01/14	75,750
		Parker Drilling Co.,
450		Sr. Notes	B2	9.625	10/01/13	502,875
48		Sr. Notes, Ser. B	B2	10.125	11/15/09	49,860
		Pogo Producing Co.,
125	(h)	Sr. Sub. Notes	Ba3	6.875	10/01/17	121,875
		Premcor Refining Group, Inc.,
100		Sr. Notes	Baa3	6.75	2/01/11	105,633
235		Sr. Notes	Baa3	9.50	2/01/13	262,606
85		Sr. Notes	Baa3	6.75	5/01/14	89,406
125		Pride International, Inc., Sr. Notes	Ba2	7.375	7/15/14	134,688
		Vintage Petroleum, Inc.,
275		Sr. Sub. Notes	B1	7.875	5/15/11	287,375

						3,093,907

		Foods 2.6%
21		Agrilink Foods, Inc., Gtd. Notes	B3	11.875	11/01/08	21,472
75		Ahold Finance USA, Inc., Gtd. Notes	Ba2	8.25	7/15/10	81,188
175	(h)	Carrols Corp., Sr. Sub. Notes	B3	9.00	1/15/13	169,750
125		Delhaize America, Inc., Gtd. Notes	Ba1	8.125	4/15/11	135,093
250		Del Monte Corp., Sr. Sub. Notes	B2	8.625	12/15/12	262,500
115		Dole Foods Co., Inc., Sr. Notes	B2	8.625	5/01/09	118,163
100		Sr. Notes	B2	7.25	6/15/10	98,000
41		Sr. Notes	B2	8.875	3/15/11	42,127
73		Dominos, Inc., Sr. Sub. Notes	B2	8.25	7/01/11	75,555
		National Beef Packing Co., LLC, Sr.
100		Notes	B3	10.50	8/01/11	103,250
140		Pathmark Stores, Inc., Gtd. Notes	Caa1	8.75	2/01/12	133,000
125		Smithfield Foods, Inc., Sr. Notes	Ba2	7.00	8/01/11	127,344
200		Sr. Notes	Ba2	7.75	5/15/13	212,000
		Stater Bros Holdings, Inc.,
75		Sr. Notes	B1	8.125	6/15/12	73,875

						1,653,317

		Gaming 6.2%
210		Aztar Corp., Sr. Sub. Notes	Ba3	7.875	6/15/14	217,350
200		Boyd Gaming Corp., Sr. Sub. Notes	B1	8.75	4/15/12	214,500
		Caesars Entertainment, Inc.,
85		Sr. Sub. Notes	Ba1	8.125	5/15/11	93,288
125	(h)	CCM Merger, Inc., Notes	B3	8.00	8/01/13	120,937
175	(h)	Greektown Holdings, Sr. Notes	B3	10.75	12/01/13	176,094
		Isle of Capri Casinos, Inc.,
110		Sr. Sub. Notes	B2	9.00	3/15/12	116,325
250		Mandalay Resort Group, Sr. Notes	Ba2	9.50	8/01/08	270,000
480		MGM Grand, Inc., Gtd. Notes	Ba3	9.75	6/01/07	505,200
600		MGM MIRAGE, Sr. Notes	Ba2	6.00	10/01/09	595,500
350	(h)	Sr. Sub Notes	Ba2	6.625	7/15/15	345,625
100		Mohegan Tribal Gaming Authority, Sr. Sub. Notes	Ba3	6.375	7/15/09	100,250
175		Sr. Sub. Notes	Ba3	8.00	4/01/12	184,625
50		Sr. Sub. Notes	Ba3	7.125	8/15/14	51,000
		Penn National Gaming, Inc.,
75		Sr. Sub. Notes	B3	6.75	3/01/15	72,562
200		Station Casinos, Inc., Sr. Notes	Ba2	6.00	4/01/12	199,500
100	(h)	Sr. Sub. Notes	Ba3	6.875	3/01/16	101,500
		Trump Entertainment Resorts, Inc.,
315		Sec’d. Notes	Caa1	8.50	6/01/15	305,550
250		Wynn Las Vegas LLC, First Mtge., Bonds	B2	6.625	12/01/14	241,563

						3,911,369

		Health Care & Pharmaceutical 10.0%
375	(h)	Accellent Inc., Gtd. Notes	Caa1	10.50	12/01/13	378,750

100		Alliance Imaging, Inc., Sr. Sub. Notes	B3	7.25	12/15/12	84,000
275		Concentra Operating Corp., Sr. Sub. Notes	B3	9.50	8/15/10	283,250
200	(f)	Coventry Health Care, Inc., Sr. Notes	Ba1	8.125	2/15/12	213,000
		Elan Finance PLC (Ireland),
100	(c)	Sr. Notes	B3	7.75	11/15/11	91,750
303	(c)	Sr. Notes	B3	8.34	11/15/11	281,790
100		HCA, Inc., Deb.	Ba2	8.36	4/15/24	106,394
150		Deb.	Ba2	7.50	11/15/95	140,587
300		Notes	Ba2	6.75	7/15/13	305,716
350		Notes	Ba2	7.50	11/06/33	351,930
170		HEALTHSOUTH Corp., Sr. Notes	NR	7.625	6/01/12	157,250
105		Sr. Notes	NR	8.50	2/01/08	101,850
		Inverness Medical Innovations, Inc., Sr.
165		Sub. Notes	Caa3	8.75	2/15/12	169,125
		MedCo Health Solutions, Inc.,
145		Sr. Notes	Ba1	7.25	8/15/13	158,664
200		MedQuest, Inc., Sr. Sub. Notes	Caa1	11.875	8/15/12	200,000
		Omega Healthcare Investors,
1,025		Inc. Notes	B1	6.95	8/01/07	1,032,687
125		Omnicare, Inc., Sr. Sub. Notes	Ba2	6.125	6/01/13	119,687
300	(h)	Res-Care, Inc., Sr. Notes	B1	7.75	10/15/13	302,250
125		Select Medical Corp., Sr. Sub. Notes	B3	7.625	2/01/15	118,750
150		Senior Housing Properties Trust, Sr. Notes	Ba2	8.625	1/15/12	164,250
		Vanguard Health Holdings Co. II LLS,
250		Sr. Sub. Notes	Caa1	9.00	10/01/14	263,750
280		Ventas Realty LP, Sr. Notes	Ba3	8.75	5/01/09	300,300
200		Sr. Notes	Ba3	6.75	6/01/10	203,000
45		Sr. Notes	Ba3	9.00	5/01/12	50,850
150		Sr. Notes	Ba3	6.625	10/15/14	151,875
125		Sr. Notes	Ba3	7.125	6/01/15	130,000
525		Warner Chilcott Corp.	Caa1	8.75	2/01/15	477,750

						6,339,205

		Lodging 4.4%
		Felcor Lodging LP,
125 225	(i)	Sr. Notes Sr. Notes	B1 B1	7.78 9.00	6/01/11 6/01/11	130,000 246,375
125		Felcor Suites LP, Gtd. Notes	B1	7.625	10/01/07	128,437
100		Gaylord Entertainment Co., Sr. Notes	B3	8.00	11/15/13	103,500
		HMH Properties, Inc.,
64		Sr. Notes, Ser. B	Ba2	7.875	8/01/08	64,960
275		Host Marriott LP, Sr. Notes, Ser. I	Ba2	9.50	1/15/07	286,688
400		Sr. Notes	Ba2	7.125	11/01/13	415,000
200		Sr. Notes, Ser. M	Ba2	7.00	8/15/12	206,250
100		La Quinta Properties, Inc., Sr. Notes	Ba2	8.875	3/15/11	107,875
		Royal Caribbean Cruises Ltd., (Liberia)
175	(c)	Sr. Notes	Ba1	8.00	5/15/10	190,094
50	(c)	Sr. Notes	Ba1	6.875	12/01/13	52,500
50	(c)	Sr. Notes	Ba1	7.50	10/15/27	53,000
		Starwood Hotels & Resorts Worldwide, Inc.,
570		Sr. Notes	Ba1	7.375	5/01/07	584,962

70		Sr. Notes	Ba1	7.875	5/01/12	76,650
150		Debs.	Ba1	7.375	11/15/15	160,875

						2,807,166

		Media & Entertainment 9.3%
		AMC Entertainment, Inc.,
275		Sr. Sub. Notes, Ser. B	B2	8.625	8/15/12	285,312
100		Sr. Sub. Notes	B3	8.00	3/01/14	89,500
406		Dex Media East LLC, Sr. Sub. Notes	B1	12.125	11/15/12	472,990
415		Dex Media West LLC, Sr. Sub. Notes	B2	9.875	8/15/13	459,094
165		Dex Media, Inc., Notes	B3	8.00	11/15/13	168,300
48		DirecTVHoldings LLC, Sr. Sub. Notes	Ba2	8.375	3/15/13	52,080
152		EchoStar DBS Corp., Sr. Notes	Ba3	9.125	1/15/09	159,600
285		Gray Television, Inc., Sr. Sub. Notes	Ba3	9.25	12/15/11	304,950
375	(c)(h)(i)	Intelsat Ltd. (Bermuda), Sr. Notes	B2	8.695	1/15/12	380,625
300	(c)	Intrawest Corp. (Canada), Sr. Notes	B1	7.50	10/15/13	301,875
200		MediaNews Group, Inc., Sr. Sub. Notes	B2	6.875	10/01/13	195,000
		Morris Publishing Co. LLC,
65		Sr. Sub. Notes	B1	7.00	8/01/13	62,075
		New Skies Satellites NV (Netherlands),
200	(c)(i)	Sr. Notes	B3	9.5725	11/01/11	205,500
200	(i)	PRIMEDIA, Inc., Sr. Notes	B2	9.715	5/15/10	198,000
		Quebecor Media, Inc., (Canada)
400	(c)	Sr. Disc.Notes, Zero Coupon (until 07/15/06)	B2	Zero	7/15/11	408,500
		Rainbow National Services LLC,
125	(h)	Sr. Notes	B3	8.75	9/01/12	131,875
		RH Donnelley Finance Corp.,
200	(h)	Sr. Sub. Notes	B2	10.875	12/15/12	226,500
		Sinclair Broadcast Group, Inc.,
165		Sr. Sub. Notes	B2	8.75	12/15/11	174,281
100		Six Flags, Inc., Sr. Notes	Caa1	9.625	6/01/14	98,250
		Sun Media Corp., (Canada),
400	(c)	Gtd. Notes	Ba3	7.625	2/15/13	411,000
		Susquehanna Media Co.,
300		Sr. Sub. Notes	B1	7.375	4/15/13	318,375
		Universal City Florida Holdings Co.,
400	(i)	Sr. Notes	B3	9.00	5/01/10	405,000
150		Vail Resorts, Inc., Sr. Sub. Notes	B2	6.75	2/15/14	150,188
45		Vertis, Inc., Sr. Notes, Ser. B	Caa1	10.875	6/15/09	43,762
200		Sr. Notes	B3	9.75	4/01/09	205,500

						5,908,132

		Metals 4.6%
90		AK Steel Corp., Sr. Notes	B1	7.75	6/15/12	81,225
275		Arch Western Finance LLC, Sr. Notes	Ba3	6.75	7/01/13	277,750
275		Century Aluminum Co., Sr. Notes	B1	7.50	8/15/14	265,375
		Chaparral Steel Co.,
200	(h)	Sr. Unsec’d. Notes	B1	10.00	7/15/13	212,500

200		Foundation Coal Co., Gtd. Notes	B1	7.25	8/01/14	204,000
		Ispat Inland ULC (Canada),
190	(c)	Sr. Sec’d. Notes	Ba1	9.75	4/01/14	214,225
125	(h)	Metals USA, Sec’d. Notes	B3	11.125	12/01/15	127,813
340	(c)(h)	Novelis, Inc., (Canada), Sr. Notes	B1	7.50	2/15/15	317,900
510		Oregon Steel Mills, Inc., First Mtge. Notes	Ba3	10.00	7/15/09	546,974
165	(c)	Russel Metals, Inc. (Canada) Sr. Notes	Ba3	6.375	3/01/14	159,638
150		Ryerson Tull, Inc., Sr. Notes	B2	8.25	12/15/11	146,625
100		United States Steel Corp., Sr. Notes	Ba2	10.75	8/01/08	110,375
150		Sr. Notes	Ba2	9.75	5/15/10	162,937

						2,827,337

		Non Captive Finance 0.4%
		Residential Capital Corp.,
250		Notes	Baa3	6.375	6/30/10	251,998

		Packaging 3.7%
275		Berry Plastics Corp., Sr. Sub. Notes	B3	10.75	7/15/12	288,750
300	(h)	Crown Americas, Sr. Notes	B1	7.625	11/15/13	307,500
		Graham Packaging Co., Inc.,
100		Sr. Notes	Caa1	8.50	10/15/12	98,000
250		Sr. Notes	Caa2	9.875	10/15/14	241,875
480		Greif Borthers Corp., Sr. Sub. Notes	B1	8.875	8/01/12	510,000
		Owens-Brockway Glass Container, Inc.,
45		Sr. Sec’d. Notes	B1	7.75	5/15/11	46,800
660		Sr. Sec’d. Notes	B1	8.75	11/15/12	712,800
125		Silgan Holdings, Inc., Sr. Sub. Notes	B1	6.75	11/15/13	125,000

						2,330,725

		Paper 5.0%
		Abitibi Consolidated, Inc., (Canada)
475		Sr. Notes	Ba3	8.375	4/01/15	459,563
		Ainsworth Lumber Co. Ltd.
400	(c)(i)	(Canada) Gtd. Notes	B2	7.7704	10/01/10	390,000
		Bowater Canada Finance,
25	(c)	(Canada) Notes	Ba3	7.95	11/15/11	24,625
125		Caraustar Industries, Inc., Sr. Sub. Notes	Caa1	9.875	4/01/11	125,625
250	(c)	Cascades Inc., (Canada), Sr. Notes	Ba3	7.25	2/15/13	230,625
		Cellu Tissue Holdings, Inc.,
300		Sec’d. Notes	B2	9.75	3/15/10	294,750
500	(f)	Georgia-Pacific Corp., Notes	Ba2	7.50	5/15/06	501,249
150		Sr. Notes	Ba1	9.375	2/01/13	168,188
275		Jefferson Smurfit Corp., Sr. Notes	B2	8.25	10/01/12	266,750
100		Mercer International, Inc., Sr. Notes	Caa1	9.25	2/15/13	84,000
		Millar Western Forest Products Ltd. (Canada),
130	(c)	Sr. Notes	B2	7.75	11/15/13	99,450
110	(c)	Norampac, Inc. (Canada), Sr. Notes	Ba2	6.75	6/01/13	106,150

		Smurfit-Stone Container Corp.,
226		Sr. Notes	B2	9.25	2/01/08	232,780
75		Sr. Notes	B2	8.375	7/01/12	73,125
		Tembec Industries, Inc. (Canada)
220	(c)	Sr. Notes	B3	7.75	3/15/12	129,800

						3,186,680

		Pipelines & Others 4.9%
465		El Paso Corp., Sr. Notes	Caa1	7.00	5/15/11	453,956
425		El Paso Production Holding Co., Sr. Notes	B3	7.75	6/01/13	435,625
100		Ferrellgas Partners LP, Sr. Notes	B2	8.75	6/15/12	96,500
50		Sr. Notes	Ba3	6.75	5/01/14	46,875
150		Inergy Finance Corp., Sr. Notes	B1	6.875	12/15/14	139,875
100		Pacific Energy Partners LP, Sr. Notes	Ba2	7.125	6/15/14	104,000
250		Southern Natural Gas Co.,	B1	8.875	3/15/10	267,340
400	(h)	Targa Resources Inc., Gtd. Notes	B2	8.50	11/01/13	409,000
215		Tennessee Gas Pipeline Co., Deb.	B1	7.00	3/15/27	218,496
25		Deb.	B1	7.00	10/15/28	24,164
295		Deb.	B1	7.625	4/01/37	301,109
85		TransMontaigne, Inc., Sr. Sub. Notes	B3	9.125	6/01/10	82,875
		Williams Companies, Inc., (The)
200		Notes	B1	7.125	9/01/11	206,500
300		Notes	B1	8.125	3/15/12	323,250

						3,109,565

		Retailers 2.6%
		Asbury Automotive Group, Inc.,
100	(h)	Sr. Sub. Notes	B3	8.00	3/15/14	93,750
150	(h)	GSC Holdings, Gtd. Notes	Ba3	7.875	10/01/11	150,750
75	(h)	Gtd. Notes	Ba3	8.00	10/01/12	72,375
360		J.C. Penney Co., Inc., Deb.	Ba1	7.40	4/01/37	384,276
		Neiman Marcus Group,
275	(h)	Gtd. Notes	B3	10.375	10/15/15	278,094
175		Pantry, Inc., Sr. Sub. Notes	B3	7.75	2/15/14	169,750
220		Rite Aid Corp., Sr. Sec’d. Notes	B2	8.125	5/01/10	220,000
200		Sr. Sec’d. Notes	B2	7.50	1/15/15	185,000
		Sonic Automotive, Inc.,
110		Sr. Sub. Notes	B2	8.625	8/15/13	104,775

						1,658,770

		Technology 7.7%
75		Amkor Technology, Inc., Sr. Notes	Caa1	7.125	3/15/11	65,625
150	(h)	Avago Technologies, Sr. Notes	B3	10.125	12/01/13	153,000
375	(h)	Sr. Sub Notes	Caa2	11.875	12/01/15	380,625
		Flextronics International Ltd. (Singapore)
160	(c)	Sr. Sub. Notes	Ba2	6.50	5/15/13	161,600
325	(c)	Sr. Sub. Notes	Ba2	6.25	11/15/14	319,313
		Freescale Semiconductor, Inc.,
175		Sr. Notes	Ba2	6.875	7/15/11	182,875

335		Sr. Notes	Ba2	7.125	7/15/14	353,425
175		Iron Mountain, Inc., Sr. Notes	Caa1	8.625	4/01/13	182,875
285	(c)	Nortel Networks Ltd., (Canada) Notes	B3	6.125	2/15/06	284,288
135	(c)	Notes	B3	4.25	9/01/08	126,563
550		Sanmina-SCI Corp., Sr. Sec’d. Notes	Ba2	10.375	1/15/10	600,874
		Seagate Technology,
500		Gtd. Notes	Ba2	8.00	5/15/09	523,125
		SunGard Data Systems, Inc.,
150	(h)	Sr. Sub. Notes	Caa1	10.25	8/15/15	151,500
750	(h)	Sr. Notes	B3	8.5247	8/15/13	777,187
250	(h)	Sr. Notes	B3	9.125	8/15/13	258,750
115		UGS Corp., Gtd. Notes	B3	10.00	6/01/12	125,350
200		Unisys Corp., Sr. Notes	Ba3	8.50	10/15/15	182,000
50		Xerox Corp., Sr. Notes	Ba2	6.875	8/15/11	51,813

						4,880,788

		Telecommunications 7.3%
150		Alamosa Holdings, Inc., Sr. Notes	Caa1	11.00	7/31/10	170,250
225		Sr. Notes	Caa1	8.50	1/31/12	245,250
135		AT&T Corp., Sr. Notes	Baa2	9.05	11/15/11	149,808
125		Sr. Notes	Baa2	9.75	11/15/31	153,750
		Centennial Communications Corp., Sr.
225		Notes	B3	8.125	2/01/14	232,875
50		Cincinnati Bell, Inc., Gtd. Notes	B1	7.25	7/15/13	52,000
80		Sr. Sub Notes	B3	8.375	1/15/14	78,400
260		Citizens Communications Co., Notes	Ba3	9.25	5/15/11	284,050
150		Sr. Notes	Ba3	6.25	1/15/13	144,375
		Dobson Cellular Systems, Inc.,
250	(h)	Gtd. Notes	B1	8.375	11/01/11	265,000
		Eircom Funding PLC (Ireland),
120	(c)	Sr. Sub. Notes	B1	8.25	8/15/13	129,900
		Hawaiian Telcom Communication, Inc.,
50	(h)	Sr. Sub. Notes	Caa1	12.50	5/01/15	44,000
650		MCI, Inc., Notes	B2	7.688	5/01/09	673,563
85		Notes	B2	8.735	5/01/14	93,819
		Nextel Communications, Inc.,
225		Sr. Notes	Baa2	7.375	8/01/15	236,837
375		Nextel Partners, Inc., Sr. Notes	Ba3	8.125	7/01/11	399,375
		Qwest Communications International, Inc.,
150	(h)	Sr. Notes	B2	7.50	2/15/14	151,500
100		Qwest Services Corp., Sr. Notes	Ba3	7.875	9/01/11	107,250
		Rogers Wireless, Inc. (Canada),
125	(c)	Sr. Sec’d. Notes	Ba3	9.625	5/01/11	143,281
200	(c)	Sr. Sub. Notes	B2	8.00	12/15/12	211,750
150	(c)	Sec’d. Notes	Ba3	7.50	3/15/15	160,500
36		SBA Communications Corp., Sr. Notes	Caa1	8.50	12/01/12	39,960
95		Triton PCS, Inc., Gtd. Notes	Caa1	8.50	6/01/13	89,775
250		UbiquiTel Operating Co., Sr. Notes	Caa1	9.875	3/01/11	276,563
75	(i)	U.S. Unwired, Inc., Sr. Sec’d Notes	B2	8.12	6/15/10	77,250

						4,611,081

		Tobacco 0.2%
100	(h)	RJ Reynolds Tobacco Holdings, Inc., Notes 144A	Ba2	6.50	7/15/10	98,500

		Total corporate bonds (cost $78,961,907)				79,905,246

		SOVEREIGN BONDS 1.6%
298	(c)(i)	Republic of Argentina, Bonds, F.R.N.	B3	4.005	8/03/12	262,983
230	(c)(i)	Bonds, F.R.N.	B3	3.00	4/30/13	185,955
200	(c)	Republic of Colombia, Notes	Ba2	10.00	1/23/12	237,000
300	(c)	Republic of Philippines, Bonds	B1	9.375	1/18/17	337,875

		Total sovereign bonds (cost $975,977)				1,023,813

SHARES
		COMMON STOCKS 1.5%
2,330	(b)	IMPSAT Fiber Networks, Inc.	$16,077
3,066 3,066		Liberty Global, Inc., Class A Liberty Global, Inc., Class C	68,396 63,674
700	(b)(c)	NTL, Inc.	40,761
21,883	(g)	Premium Standard Farms, Inc. (cost $249,980; purchased 6/15/05)	364,352
9,911	(b)(c)	Telewest Global, Inc., (United Kingdom)	220,916
4,049		TELUS Corp.	155,077
320		Walter Industries, Inc.	16,112

		Total common stock (cost $803,559)	945,365

		PREFERRED STOCK 0.7%
1,868	(b)	McLeodUSA, Inc., Ser. A	205
54	(b)	Paxson Communications, Corp., 14.25%, PIK	456,521

		Total preferred stock (cost $857,746)	456,726

UNITS
		WARRANTS (b)
4,141		McLeodUSA, Inc., expiring 4/16/07	25
140	(f)	Sterling Chemical Holdings, Inc., expiring 8/15/08	0
10,871	(f)	Viasystems Group, Inc., expiring 1/10/31	1
150	(f)(h)	XM Satellite Radio, Inc., expiring 3/15/10	0

		Total warrants (cost $219,816)	26

		Total long-term investments (cost $81,819,005)	82,331,176

Principal Amount (000)		Moody’s Ratings		Interest Rate		Maturity Date
	SHORT-TERM INVESTMENT 6.4%

	U.S. GOVERNMENT AGENCY SECURITIES
$4,074	Fannie Mae Discount Notes (cost $4,074,000)	A-1+	(d)	3.90	% (e)	12/01/05	$4,074,000

	Total Investments 136.6% (cost $85,893,005)(j)						86,405,176
	Liabilities in excess of other assets (36.6%)						(23,141,857)

	Net Assets 100.0%						$63,263,319

F.R.N. – Floating Rate Note.

GBP – Great British Pounds.

M.T.N.– Medium Term Note.

NR–Not rated by Moody’s or Standard & Poor’s.

PIK – Payment in Kind

(a)	Represents issuer in default on interest payment, non-income producing security.
(b)	Non-income producing securities.
(c)	US $ Denominated foreign securities.
(d)	Standard & Poor’s Rating.
(e)	Percentage quoted represents yield-to-maturity as of purchase date.
(f)	Indicates a security that has been deemed illiquid.
(g)	Indicates a restricted security; the aggregate cost of the restricted securities is $249,980. The aggregate value, $364,352 represents .58% of net assets.
(h)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.
(i)	Indicates a variable rate security. The interest rate shown reflects the rate in effect at November 30, 2005.
(j)	The United States Federal income tax basis of the Fund’s investments and the net unrealized depreciation as of November 30, 2005 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Depreciation
$86,487,918	$2,686,076	$(2,768,818)	$(82,742)

The difference between book basis and tax basis is attributable to deferred losses on wash sales and differences in the treatment of premium and market discount amortization for book and tax purposes.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities for which market quotations are readily available--including securities listed on national securities exchanges and those traded over-the-counter--are valued at the last quoted sales price on the valuation date on which the security is traded. If such securities were not traded on the valuation date, but market quotations are readily available, they are valued at the most recently quoted bid price provided by an independent pricing service or by a principal market maker. Securities for which market quotations are not readily available or for which the pricing agent or market maker does not provide a valuation or methodology, or provides a valuation or methodology that, in the judgment of the adviser, does not represent fair value, are valued by a Valuation Committee appointed by the Board of Directors, in consultation with the adviser. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Short-term securities, which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities, which mature in more than sixty days, are valued at current market quotations.

Restricted Securities: The Fund may invest up to 20% of its total assets in securities which are not readily marketable, including those which are restricted as to disposition under securities law (“restricted securities”).

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) High Yield Income Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date January 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date January 25, 2006

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date January 25, 2006

*	Print the name and title of each signing officer under his or her signature.